Cash and cash equivalents: (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents:
Schedule of cash and cash equivalents

	December 31,
	2019		2020

Cash and cash held at banks	Ps.	3,642,037	Ps.	3,514,293
Short term investments		2,550,642		1,678,335

Total cash and cash equivalents	Ps.	6,192,679	Ps.	5,192,628